Other comprehensive income (loss) - Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 43,230	[1],[2]	$ 45,944	[2],[3]	$ 41,585	[3]
Change in accumulated other comprehensive income (loss)	(3,753)		(1,228)		1,658
Ending balance	40,741	[1]	43,230	[1],[2]	45,944	[2],[3]
Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					40
Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					41,625
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,524)		(1,146)		(1,652)
Change in accumulated other comprehensive income (loss)	(590)		(378)		506
Ending balance	(2,114)		(1,524)		(1,146)
Foreign currency translation | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					0
Foreign currency translation | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					(1,652)
Accumulated defined benefits adjustment | Pension Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,016)		(1,299)		(1,275)
Change in accumulated other comprehensive income (loss)	(240)		283		(24)
Ending balance	(1,256)		(1,016)		(1,299)
Accumulated defined benefits adjustment | Pension Benefits | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					0
Accumulated defined benefits adjustment | Pension Benefits | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					(1,275)
Accumulated defined benefits adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(31)		(55)		(49)
Change in accumulated other comprehensive income (loss)	(10)		24		(6)
Ending balance	(41)		(31)		(55)
Accumulated defined benefits adjustment | Other post-retirement benefits | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					0
Accumulated defined benefits adjustment | Other post-retirement benefits | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					(49)
Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	357		1,508		336
Change in accumulated other comprehensive income (loss)	(2,907)		(1,151)		1,177
Ending balance	(2,550)		357		1,508
Unrealized gain (loss) on assets available-for-sale | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					(5)
Unrealized gain (loss) on assets available-for-sale | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					331
Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1		7		2
Change in accumulated other comprehensive income (loss)	(6)		(6)		5
Ending balance	(5)		1		7
Unrealized gain (loss) on cash flow hedges | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					0
Unrealized gain (loss) on cash flow hedges | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					2
Total accumulated other comprehensive income (loss), net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(2,213)		(985)		(2,638)
Change in accumulated other comprehensive income (loss)	(3,753)		(1,228)		1,658
Ending balance	$ (5,966)		$ (2,213)		(985)
Total accumulated other comprehensive income (loss), net of tax | Cumulative Effect, Period Of Adoption, Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					(5)
Total accumulated other comprehensive income (loss), net of tax | Cumulative Effect, Period of Adoption, Adjusted Balance
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance					$ (2,643)

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $38,196 million at Dec. 31, 2021 and $35,896 million at Dec. 31, 2022.
[2]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $41,260 million at Dec. 31, 2020 and $38,196 million at Dec. 31, 2021.
[3]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $37,941 million at Dec. 31, 2019 and $41,260 million at Dec. 31, 2020.